Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
		Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia California Intermediate Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value			$ 9,704	$ 10,166	$ 10,090	$ 10,201	$ 10,711	$ 10,729	$ 11,459	$ 10,662	$ 10,956	$ 11,159	$ 11,279
Columbia California Intermediate Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value			10,000	10,512	10,459	10,600	11,159	11,194	11,998	11,189	11,527	11,782	11,926
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value			10,000	10,523	10,478	10,627	11,195	11,236	12,051	11,241	11,582	11,828	11,973
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Institutional 3 Class
Accumulated Value			10,000	10,512	10,460	10,614	11,185	11,243	12,052	11,250	11,597	11,861	12,013
Columbia California Intermediate Municipal Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Class S
Accumulated Value			10,000	10,512	10,459	10,600	11,159	11,194	11,998	11,189	11,527	11,782	11,925
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg Municipal Bond Index
Accumulated Value			10,000	10,529	10,545	10,709	11,368	11,614	12,513	11,527	11,858	12,105	12,306
Bloomberg California 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California 3-15 Year Blend Municipal Bond Index
Accumulated Value			$ 10,000	$ 10,479	$ 10,464	$ 10,565	$ 11,154	$ 11,448	$ 12,133	$ 11,226	$ 11,675	$ 11,872	$ 12,051

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.